Taxes on Income (Schedule of Composition of Income Tax Benefit (Taxes on Income)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax income (expense)
Current year	€ (438)	€ (494)	€ (252)
Previous years	26	1,044	(67)
Total current tax income (expense)	(412)	550	(319)
Deferred tax income
Creation and reversal of temporary differences	197	(922)	(250)
Actual tax benefit (tax on income)	€ (215)	€ (372)	€ (569)	[1]

[1]	Please refer to Note 2C for functional and presentation currency.